CORE DEPOSIT INTANGIBLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of gross carrying value and accumulated amortization of core deposit intangible
	March 31,	December 31,
	2016	2015

Gross carrying value	$502,000	$502,000
Less accumulated amortization	(160,763)	(139,220)

Core deposit intangible	$341,237	$362,780

	December 31,
	2015	2014

Gross carrying value	$502,000	$502,000
Less accumulated amortization	(139,220)	(36,832)

Core deposit intangible	$362,780	$465,168

Schedule of future amortization expense related to core deposit intangible
Year one	$79,847
Year two	62,266
Year three	48,556
Year four	39,057
Year five	35,443
Thereafter	97,611
$362,780